Revenue	12 Months Ended
Jun. 30, 2021
Revenue
Revenue

6 Revenue

The Group’s revenue is primarily derived from the sale of lifestyle products through self-operated stores, franchised stores, distributors in the PRC and overseas and online sales conducted through the Group’s own mobile applications and third-party e-commerce platforms. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers (excluding revenue related to discontinued operations) is disaggregated by major products and service lines, primary geographical markets and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 4).

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Major products / service lines
—Sales of lifestyle products
— Retail sales in self-operated stores	290,787	364,638	323,775
— Product sales to franchisees	4,957,273	4,584,288	5,506,365
— Sales to distributors	3,067,207	2,683,829	1,509,840
— Online sales	138,284	308,455	663,197
— Other sales channels	11,118	114,204	33,499
Sub-total	8,464,669	8,055,414	8,036,676
—License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	27,223	78,469	72,392
— Sales-based royalties	94,374	82,444	97,848
— Sales-based management and consultation service fees	491,005	426,731	488,138
Sub-total	612,602	587,644	658,378
—Others*	317,640	335,928	376,605
	9,394,911	8,978,986	9,071,659

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Primary geographical markets
— the PRC	6,363,998	6,044,100	7,291,219
— Other Asian countries excluding the PRC	1,738,348	1,428,035	961,622
— America	1,049,334	1,221,058	584,630
— Europe	124,600	172,169	117,214
— Others	118,631	113,624	116,974
	9,394,911	8,978,986	9,071,659
Timing of revenue recognition
— Products transferred at a point of time	8,782,309	8,391,342	8,413,281
— Services transferred over time	612,602	587,644	658,378
Revenue from contracts with customers	9,394,911	8,978,986	9,071,659

No revenue from individual customer contributing over 10% of total revenue of the Group during the years ended June 30, 2019, 2020 and 2021.

(ii)	Contract balances

The following table provides information about receivables, contract liabilities from contracts with customers.

		As at June 30,
		2020	2021
	Note	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	22	286,692	315,001
Contract liabilities
—Current portion		(218,287)	(266,919)
—Non-current portion		(74,226)	(59,947)
Total contract liabilities		(292,513)	(326,866)

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
Advance payments received from customers for purchase of goods	174,366	235,435
Deferred revenue related to license fees	118,147	91,431
	292,513	326,866

The Group requests 20% to 100% advance payment for purchase of goods from certain overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees received was recognized as contract liability.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at July 1, 2019	321,546
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(243,873)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	174,366
Increase in contract liabilities as a result of receiving payment of license fees	40,474
Balance at June 30, 2020	292,513
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(218,287)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	235,435
Increase in contract liabilities as a result of receiving payment of license fees	17,205
Balance at June 30, 2021	326,866

As of June 30, 2020 and 2021, license fees expected to be recognized as revenue after more than one year were RMB74,226,000 and RMB59,947,000, respectively.

(iii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

Contracts within the scope of IFRS 15

As at June 30, 2020 and 2021, the aggregated amounts of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB118,147,000 and RMB 91,431,000, respectively. These amounts represented revenue of license fees income expected to be recognized in the future from license agreements entered into with the franchisees and distributors. The Group will recognize the expected revenue in future over the remaining licensing period, which is expected to occur over the next 1 to 48 years and the next 1 to 47 years as at June 30, 2020 and 2021, respectively.

(iv)	Covid-19 impact on revenue

The Covid-19 outbreak has impacted the Group’s revenue and operations beginning from late January 2020 and continued through June 2021.

In December 2019, a novel strain of coronavirus (Covid-19) was reported to have surfaced in the PRC. In response to intensifying efforts to contain the spread of the virus, the Group’s self-operated stores and franchised stores in the PRC were all temporarily closed from late January 2020. Those stores were gradually re-opened since early March 2020. This has resulted in a reduction in revenue from retail sales and product sales to franchisees in the PRC during the period from late January to March 2020. During the period from April to June 2020, the Group’s self-operated stores and franchised stores in the PRC gradually resumed normal operations and revenue from retail sales in self-operated stores and product sales to franchisees in the PRC recovered accordingly. During the year ended June 30, 2021, the emergence of new variants in certain PRC areas has adversely impacted the Group’s retail sales and product sales to franchisees due to governmental restrictions in public places to reduce the spread of virus.

The Group’s overseas business started to be adversely impacted since late March 2020 following the spread of Covid-19 around the world. Most of the Group’s overseas self-operated stores and franchised stores, have suffered from temporary closure and reduction of operating hours on occasion since late March 2020 through June 2021. The sales of stores owned by overseas distributors have also been adversely affected, which resulted in a reduction in revenue from sales to overseas distributors during the period from March 2020 to June 2021. The impact on sales in each overseas market has been dependent on the timing, severity and duration of the outbreak and measures implemented by government authorities to reduce the spread of Covid-19.